Restatement of Previously Issued Financial Statements (Tables)		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Mcap Acquisition Corp [Member]
Restatement of Previously Issued Balance Sheet

	As Previously Reported	Adjustment	As Restated
Balance sheet as of March 2, 2021
Warrant liability	$—	$22,818,749	$22,818,749
Total liabilities	12,185,686	22,818,749	35,004,435
Class A common stock subject to possible redemption (1)	302,376,840	13,873,160	316,250,000
Class A common stock	140	(140)	—
Additional paid in capital	5,018,601	(5,018,601)	—
Accumulated deficit	(19,522)	(31,673,168)	(31,692,690)

(1)	Shares of Class A common stock subject to possible redemption as Previously Reported as of March 2, 2021 were 30,237,684, were Adjusted by 1,387,316 and are As Restated at 31,625,000.

The following tables are a summary of certain financial data for the period ended March 2, 2021 and for the quarters ended March 31, 2021 and June 30, 2021.

	As Previously Restated	Adjustments	As Restated
	March 2, 2021		March 2, 2021
Total assets	$319,562,536	$—	$319,562,536
Total liabilities	35,004,435	—	35,004,435
Temporary equity (Class A ordinary shares subject to possible redemption)	279,558,090	36,691,910	316,250,000
Permanent equity:
Preferred stock	—	—	—
Class A common stock	368	(368)	—
Class B common stock	791	—	791
Additional paid-in capital	5,850,752	(5,850,752)	—
Accumulated deficit	851,900	(30,840,790)	(31,692,690)
Total permanent equity	5,000,011	(36,691,910)	(31,691,899)

	March 31, 2021		March 31, 2021
Total assets	$318,615,345	$—	$318,615,345
Total liabilities	33,989,034	—	33,989,034
Temporary equity (Class A ordinary shares subject to possible redemption)	279,626,302	36,629,820	316,256,122
Permanent equity:
Preferred stock	—	—	—
Class A common stock	367	(367)	—
Class B common stock	791	—	791
Additional paid-in capital	5,782,541	(5,782,541)	—
Accumulated deficit	(783,690)	(30,846,912)	(31,630,602)
Total permanent equity	5,000,009	(36,629,820)	(31,629,811)
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$6,122	$(443,116)	$(436,994)
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	30,237,684	(19,696,017)	10,541,667
Earnings per share basic and diluted redeemable Class A common stock	$—	$(0.04)	$(0.04)
Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$(770,862)	$443,116	$(327,746)
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	8,353,274	(447,024)	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$(0.09)	$0.05	$(0.04)

	As Previously Restated	Adjustments	As Restated
	June 30, 2021		June 30, 2021
Total assets	$318,156,764	$—	$318,156,764
Total liabilities	31,061,723	—	31,061,723
Temporary equity (Class A ordinary shares subject to possible redemption)	282,095,033	34,171,283	316,266,316
Permanent equity:
Preferred stock	—	—	—
Class A common stock	342	(342)	—
Class B common stock	791	—	791
Additional paid-in capital	3,313,835	(3,313,835)	—
Accumulated deficit	1,685,040	(30,857,790)	(29,172,750)
Total permanent equity	5,000,008	(34,171,967)	(29,171,959)
Three Months Ended June 30, 2021
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$10,194	$1,964,790	$1,974,984
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	27,962,071	3,662,929	31,625,000
Earnings per share basic and diluted redeemable Class A common stock	$—	$0.06	$0.06
Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$2,458,536	$(1,964,790)	$493,746
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	11,569,179	(3,662,929)	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$0.21	$(0.15)	$0.06
Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$16,316	$1,223,881	$1,240,197
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	28,526,273	(7,384,698)	21,141,575
Earnings per share basic and diluted redeemable Class A common stock	$—	$0.06	$0.06
Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$1,687,674	$(1,223,881)	$463,793
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	9,977,775	—	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$0.17	$(0.11)	$0.06